Document and Entity Information	Nov. 10, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001227636
Document Type	8-K/A
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	NEURONETICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38546
Entity Tax Identification Number	33-1051425
Entity Address, Address Line One	3222 Phoenixville Pike
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	(877)
Local Phone Number	600-7555
Written Communications	false
Entity Emerging Growth Company	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	STIM
Security Exchange Name	NASDAQ
Amendment Description	Neuronetics, Inc. (the “Company”) is filing this Amendment No. 1 to its Current Report on Form 8-K, originally filed with the Securities and Exchange Commission on November 12, 2026 (the “Original 8-K”), solely to re-file Exhibit 5.1 and Exhibit 23.1 (included in Exhibit 5.1) to the Original 8-K, which supersede and replace in their entirety Exhibits 5.1 and 23.1 to the Original 8-K.